CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CONVERTIBLE NOTES
CONVERTIBLE NOTES

6.     CONVERTIBLE NOTES

2019 Convertible Notes

On February 27, 2019, we sold a series of convertible promissory notes to management, the Company’s Board of Directors and accredited investors including Essetifin S.p.A., our largest stockholder. The sale of the notes resulted in gross proceeds to the Company of $1,300,000 over two closings (the “2019 Notes”). The first closing in the amount of $650,000 occurred on February 27, 2019 and the second closing, also in the amount of $650,000, occurred on May 13, 2019 after the Company provided notice of the enrollment of the first patent in the ARISE-3 clinical trial in DES sponsored by ReGenTree. The 2019 Notes will mature on March 1, 2024. The 2019 Notes bear interest at a rate of five percent (5%) per annum and are convertible into shares of our common stock at a conversion price of twelve cents ($0.12) per share (subject to adjustment as described in the 2019 Notes) at any time prior to repayment, at the election of the investors. In the aggregate, the 2019 Notes issued in both closings are convertible into up to 10,833,333 shares of our common stock excluding interest.

At any time prior to maturity of the 2019 Notes, with the consent of the holders of a majority in interest of the 2019 Notes, we can prepay the outstanding principal amount of the 2019 Notes plus unpaid accrued interest without penalty. The outstanding principal and all accrued interest on the 2019 Notes will accelerate and automatically become immediately due and payable upon the occurrence of certain events of default.

In connection with the issuance of the 2019 Notes we also issued warrants to each investor. The warrants are exercisable for an aggregate of 8,125,000 shares of common stock with an exercise price of eighteen cents ($0.18) per share for a period of five years (the “2019 Warrants”). The relative fair value of the 2019 Warrants issued was $348,443 calculated using the Black-Scholes-Merton valuation model value of $0.06 with an expected and contractual life of five years, an assumed volatility of 67.86%, and a risk-free interest rate of 2.49%. The 2019 Warrants are classified in equity.

The Company allocated $348,443 of the gross proceeds to the 2019 Warrants, on a relative fair value basis. In addition, because the effective conversion price of the 2019 Notes was less than the fair value of the underlying common stock on the issuance date, we allocated the intrinsic value of that feature to additional paid-in-capital. The debt discount created by the 2019 Warrants and beneficial conversion feature will be amortized over the term of the 2019 Notes as additional interest expense using the effective interest method.

The affiliated investors, and the principal amount of their respective 2019 Notes purchase are as set forth below:

Investor	Note Principal
Essetifin S.p.A.	$1,000,000
Joseph C. McNay	$25,000
J.J. Finkelstein	$25,000
Mauro Bove	$10,000
Allan L. Goldstein	$5,000
R. Don Elsey	$5,000

Essetifin S.p.A., our largest stockholder, is currently the holder of all of our securities previously held by Sigma-Tau and its affiliates. The other listed investors are members of our Board of Directors including Mr. Finkelstein, who serves as our CEO, and Dr. Goldstein who serves as our Chief Scientific Advisor and Chairman of our Board of Directors.

2020 Convertible Notes

In October 2020, we sold a series of convertible promissory notes to management, the Company’s Board of Directors and accredited investors including Essetifin S.p.A., our largest stockholder. The sale of the notes resulted in gross proceeds to the Company of $500,000 (the “2020 Notes”). The 2020 Notes will mature on October 15, 2025. The 2020 Notes bear interest at a rate of five percent (5%) per annum and are convertible into shares of our common stock at a conversion price of thirty-six cents ($0.36) per share (subject to adjustment as described in the 2020 Notes) at any time prior to repayment, at the election of the investors. In the aggregate, the 2020 Notes are convertible into up to 1,391,982 shares of our common stock excluding interest.

At any time prior to maturity of the 2020 Notes, with the consent of the holders of a majority in interest of the 2020 Notes, we can prepay the outstanding principal amount of the 2020 Notes plus unpaid accrued interest without penalty. The outstanding principal and all accrued interest on the 2020 Notes will accelerate and automatically become immediately due and payable upon the occurrence of certain events of default.

In connection with the issuance of the 2020 Notes we also issued warrants to each investor. The warrants are exercisable for an aggregate of 1,043,988 shares of common stock with an exercise price of forty-five cents ($0.45) per share for a period of five years (the “2020 Warrants”). The relative fair value of the 2020 Warrants issued was $176,573 calculated using the Black-Scholes-Merton valuation model value of $0.26 with an expected and contractual life of five years, an assumed volatility of 74.6%, and a risk-free interest rate of 0.32%. The 2020 Warrants are classified in equity.

The Company allocated $176,573 of the gross proceeds to the warrants, on a relative fair value basis. In addition, because the effective conversion price of the 2020 Notes was less than the fair value of the underlying common stock on the issuance date, we allocated $289,045, the intrinsic value of that feature to additional paid-in capital. The debt discount created by the 2020 Warrants and beneficial conversion feature is amortized over the term of the 2020 Notes as additional interest expense using the effective interest method.

The affiliated investors and the principal amount of their respective 2020 Notes purchase are as set forth below:

Investor	Note Principal
Essetifin S.p.A.	$400,000
J.J. Finkelstein	$10,000
Mauro Bove	$10,000
Allan L. Goldstein	$5,000

The Company recorded interest expense and discount accretion as set forth below:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

2019 Notes	$51,619	$51,619	$102,671	$103,238

2020 Notes	29,570	-	58,814	-

Total interest expense	$81,189	$51,619	$161,485	$103,238

7.    CONVERTIBLE NOTES

2014 Convertible Notes

On January 7, 2014, we completed a private placement of convertible notes raising an aggregate of $55,000 in gross proceeds (the “January 2014 Notes”).  The January 2014 Notes bore interest at a rate of 5% per annum, mature sixty (60) months after their date of issuance and were convertible into shares of our common stock at a conversion price of six cents ($0.06) per share (subject to adjustment as described in the January 2014 Notes) at any time prior to repayment, at the election of the investor. In the aggregate, the January 2014 Notes were initially convertible into up to 916,667 shares of our common stock.

At any time prior to maturity of the January 2014 Notes, with the consent of the holders of a majority in interest of the January 2014 Notes, we could prepay the outstanding principal amount of the January 2014 Notes plus unpaid accrued interest without penalty. Upon the commission of any act of bankruptcy by the Company, the execution by the Company of a general assignment for the benefit of creditors, the filing by or against the Company of a petition in bankruptcy or any petition for relief under the federal bankruptcy act or the continuation of such petition without dismissal for a period of 90 days or more, or the appointment of a receiver or trustee to take possession of the property or assets of the Company, the outstanding principal and all accrued interest on the January 2014 Notes would accelerate and automatically become immediately due and payable.

The investors in the offering included two current and one former member of the Board of Directors. The principal amounts of their respective January 2014 Notes were as set forth below:

Investor	Note Principal
Joseph C. McNay	$25,000
Allan L. Goldstein	$10,000
L. Thompson Bowles	$5,000

The Company evaluated the terms of the January 2014 Notes which contain a down round provision under which the conversion price could be decreased as a result of future equity offerings, as defined in the January 2014 Notes. The adjustment would reduce the conversion price of the January 2014 Notes to be equivalent to that of the newly issued stock or stock-related instruments. As a result, the Company concluded that the conversion feature represented an embedded conversion feature for accounting purposes and should be recognized as a derivative liability, requiring a mark-to-market adjustment at the end of each reporting period until the related January 2014 Notes were settled. The bifurcated liability of $55,000 was recorded on the date of issuance which resulted in a residual debt value of $0. The discount related to the embedded feature is being accreted back to debt through the maturity of the notes. The January 2014 Notes matured, and the holders elected to convert the note balances of $55,000 and accrued interest of approximately $14,000 into common stock in January 2019.

2019 Convertible Notes

In February 2019, we sold a series of convertible promissory notes to management, the Company’s Board of Directors and accredited investors including Essetifin S.p.A., our largest stockholder. The sale of the notes resulted in gross proceeds to the Company of $1,300,000 over two closings (the “2019 Notes”). The first closing in the amount of $650,000 occurred in February 2019 and the second closing, also in the amount of $650,000, occurred on May 13, 2019 after the Company provided notice of the enrollment of the first patent in the ARISE-3 clinical trial in DES sponsored by ReGenTree. The 2019 Notes will mature on March 1, 2024.  The 2019 Notes bear interest at a rate of five percent (5%) per annum and are convertible into shares of our common stock at a conversion price of twelve cents ($0.12) per share (subject to adjustment as described in the 2019 Notes) at any time prior to repayment, at the election of the investors.  In the aggregate, the 2019 Notes issued in both closings are convertible into up to 10,833,333 shares of our common stock excluding interest.

At any time prior to maturity of the 2019 Notes, with the consent of the holders of a majority in interest of the 2019 Notes, we can prepay the outstanding principal amount of the 2019 Notes plus unpaid accrued interest without penalty.  The outstanding principal and all accrued interest on the 2019 Notes will accelerate and automatically become immediately due and payable upon the occurrence of certain events of default.

In connection with the issuance of the 2019 Notes we also issued warrants to each investor.  The warrants are exercisable for an aggregate of 8,125,000 shares of common stock with an exercise price of eighteen cents ($0.18) per share for a period of five years (the “2019 Warrants”).  The relative fair value of the 2019 Warrants issued was $348,443 calculated using the Black-Scholes-Merton valuation model value of $0.06 with an expected and contractual life of five years, an assumed volatility of 67.86%, and a risk-free interest rate of 2.49%. The 2019 Warrants are classified in equity.

The Company allocated $348,443 of the gross proceeds to the warrants, on a relative fair value basis. In addition, because the effective conversion price of the 2019 Notes was less than the fair value of the underlying common stock on the issuance date, we allocated the intrinsic value of that feature to additional paid-in capital. The debt discount created by the 2019 Warrants and beneficial conversion feature is amortized over the term of the 2019 Notes as additional interest expense using the effective interest method.

The affiliated investors and the principal amount of their respective 2019 Notes purchase are as set forth below:

Investor	Note Principal
Essetifin S.p.A.	$1,000,000
Joseph C. McNay	$25,000
J.J. Finkelstein	$25,000
Mauro Bove	$10,000
Allan L. Goldstein	$5,000
R. Don Elsey	$5,000

Essetifin S.p.A., our largest stockholder, is currently the holder of all of our securities previously held by Sigma-Tau and its affiliates.  The other listed investors are members of our Board of Directors including Mr. Finkelstein, who serves as our CEO, and Dr. Goldstein who serves as our Chief Scientific Advisor and Chairman of our Board of Directors.

2020 Convertible Notes

In October 2020, we sold a series of convertible promissory notes to management, the Company’s Board of Directors and accredited investors including Essetifin S.p.A., our largest stockholder. The sale of the notes resulted in gross proceeds to the Company of $500,000 (the “2020 Notes”). The 2020 Notes will mature on October 15, 2025. The 2020 Notes bear interest at a rate of five percent (5%) per annum and are convertible into shares of our common stock at a conversion price of thirty-six cents ($0.36) per share (subject to adjustment as described in the 2020 Notes) at any time prior to repayment, at the election of the investors.  In the aggregate, the 2020 Notes are convertible into up to 1,391,982 shares of our common stock excluding interest.

At any time prior to maturity of the 2020 Notes, with the consent of the holders of a majority in interest of the 2020 Notes, we can prepay the outstanding principal amount of the 2020 Notes plus unpaid accrued interest without penalty.  The outstanding principal and all accrued interest on the 2020 Notes will accelerate and automatically become immediately due and payable upon the occurrence of certain events of default.

In connection with the issuance of the 2020 Notes we also issued warrants to each investor.  The warrants are exercisable for an aggregate of 1,043,988 shares of common stock with an exercise price of forty-five cents ($0.45) per share for a period of five years (the “2020 Warrants”).  The relative fair value of the 2020 Warrants issued was $176,573 calculated using the Black-Scholes-Merton valuation model value of $0.26 with an expected and contractual life of five years, an assumed volatility of 74.6%, and a risk-free interest rate of 0.32%. The 2020 Warrants are classified in equity.

The Company allocated $176,573 of the gross proceeds to the warrants, on a relative fair value basis. In addition, because the effective conversion price of the 2020 Notes was less than the fair value of the underlying common stock on the issuance date, we allocated $289,045, the intrinsic value of that feature to additional paid-in capital.  The debt discount created by the 2020 Warrants and beneficial conversion feature is amortized over the term of the 2020 Notes as additional interest expense using the effective interest method.

The affiliated investors and the principal amount of their respective 2020 Notes purchase are as set forth below:

Investor	Note Principal
Essetifin S.p.A.	$400,000
J.J. Finkelstein	$10,000
Mauro Bove	$10,000
Allan L. Goldstein	$5,000

The Company recorded interest expense and discount accretion as set forth below:

	For the years ended
	December 31, 2020	December 31, 2019

January 2014 Notes	$-	$479

2019 Notes	207,610	152,931

2020 Notes	25,021	-

Total interest expense	$232,631	$153,410